Summary of Significant Accounting Policies (Changes in the Liability for Transmission and Distribution Asset Removal Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Overview and Summary of Significant Accounting Policies [Abstract]
Balance at January 1	$ 115.0	$ 112.1
Additions	19.6	22.0
Settlements	(15.3)	(19.1)
Balance at December 31	$ 119.3	$ 115.0